Offerings	Aug. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Senior Notes due 2031
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 996,720,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,597.84
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $2,000,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2035
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 998,460,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,864.23
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $2,000,000,000.